UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2012
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

          -----------------------------------------------------------
                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2012
          -----------------------------------------------------------

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TABLE OF CONTENTS
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2012

Shareholder Letter...........................................................  1
Market Overview..............................................................  2
Performance Summaries and Portfolio Components...............................  4
Understanding Your Fund Expenses............................................. 20
Portfolio of Investments..................................................... 21
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Statements of Changes in Net Assets - Membership Interest Activity........... 50
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 60
Additional Information....................................................... 66

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively, the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Portfolios.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Defined Portfolio Fund, LLC.

The report you hold contains detailed information about the eight portfolios in the First Defined Portfolio Fund, LLC over the six months ended June 30, 2012. It contains a market overview and a performance analysis for each Portfolio for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Defined Portfolio Fund, LLC and Chief Executive Officer of First Trust Advisors L.P.

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

--------------------------------------------------------------------------------
                                MARKET OVERVIEW
--------------------------------------------------------------------------------

STATE OF THE ECONOMY/INVESTING

U.S. and global economic activity decelerated from Q1'12 to Q2'12. While the GDP growth rate in the U.S. was a modest 2.0% (annualized) in Q1'12 (average was 2.6% over past 20 years), the outlook for job creation was encouraging as nonfarm payrolls grew by an average of 225,667 jobs per month. It appears, however, that the intentional tempering of growth in China and the recessionary climate in parts of Europe, stemming from the sovereign debt crisis predominantly in Greece, Spain and Italy, provided a drag on growth in Q2'12. GDP growth in the U.S. in Q2'12 fell to 1.5% (annualized) and growth in nonfarm payrolls declined to just 75,000 per month. We believe, and have written about this on a number of occasions over the past year, that policymakers in the U.S. and in the European Union have held the markets and economic activity hostage by playing politics with their respective burgeoning debt problems. In other words, policymakers have been too slow to act, in our opinion. With this being an election year in the U.S., investors may not get the guidance they are seeking until after the first week of November. That being said, we do believe that the debt problems, at least for the near-term, can be remedied.

The Blue Chip Economic Indicators survey in June revealed a 2012 U.S. Gross Domestic Product (GDP) forecast of 2.1%. Economists see GDP growth accelerating to 2.6% in 2013. Brian Wesbury, Chief Economist at First Trust Advisors, has a more bullish target of 2.5% for 2012 and 3.2% for 2013. The International Monetary Fund (IMF) continues to forecast better economic times for emerging nations than developed nations. In July, the IMF estimated that the GDP growth rate for the "Emerging & Developing Economies" would be 5.6% in 2012 and 5.9% in 2013, compared to 1.4% (2012) and 1.9% (2013) for "Advanced Economies."

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted solid returns in the first half of 2012. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 9.49%, 7.90%, and 7.97%, respectively, according to Bloomberg. The only major sector that did not post a gain was energy, down 2.35%, as measured by the S&P 500 Energy Index. The top-performing sector was telecommunications, up 16.51%, as measured by the S&P 500 Telecommunications Services Index. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 6.27% in 2012, according to Standard & Poor's. S&P is forecasting 12.75% earnings growth in 2013, more than double the estimate for 2012. Equity investors should begin to shift their focus to next year's earnings outlook now that we have reached the midpoint of 2012.

Those investors unwilling to allocate capital to U.S. equities out of fear of volatility should know that pronounced market swings have been a part of the experience since at least 1928, according to Kiplinger. The S&P 500 has returned an annualized 9.8% (including dividends), since 1926, according to Ibbotson Associates/Morningstar. Since 1928, the S&P 500 has experienced an average intra-year decline of 13.5% (peak to trough), according to the Leuthold Group. The S&P 500 posted intra-year declines of 27.6% in 2009 and 16.0% in 2010, yet the index posted a cumulative total return of 45.5% over that two-year period.

In the U.S. bond market, the top-performing major debt group in the first half of 2012 was high yield corporate bonds. The Barclays Capital U.S. Corporate High Yield Index posted a total return of 7.27%. The next closest domestic category was municipal bonds, up 6.56%, as measured by the Barclays Capital Municipal
Bond: Long Bond (22+) Index. The Barclays Capital U.S. Treasury: Intermediate Index posted the weakest return, up 1.08%.

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                         MARKET OVERVIEW - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT


FOREIGN STOCKS AND BONDS

Riskier asset classes outperformed overseas in the first half of the year. The Barclays Capital Global Emerging Markets Index of debt securities rose 6.82%
(USD), compared to 1.50% (USD) for the Barclays Capital Global Aggregate Index of higher-quality debt. The MSCI Emerging Markets Index posted a total return of 3.93% (USD), compared to 2.43% (USD) for the MSCI World Index (excluding the U.S.) The U.S. dollar provided a slight drag on returns from investments overseas for U.S. investors by appreciating 1.8% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2012, the Target Managed VIP Portfolio posted a total return of 8.54% versus 9.31% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $9.37 to $10.17 during the period.

Of the Portfolio's 128 stocks, 78 advanced and 50 declined over the period. The top three performing stocks, by contribution to return, were Sourcefire, Inc.
(FIRE), Monster Beverage Corp. (MNST) and Seagate Technology PLC (STX). The worst performing stocks, by contribution to return, were Nokia Corp. (NOK), Newpark Resources, Inc. (NR) and Apollo Group, Inc. (APOL).

This Portfolio modestly underperformed its benchmark because of poor selection in the telecommunication services and financial sectors. The bottom three contributing stocks from the telecommunication services sector were Telefonica
(TEF) with a -20% return, Royal KPN (KKPNY) with a -15% return and Viviendi (VIVHY) with a -10% return. The bottom three contributing stocks from the financial sector were World Acceptance (WRLD) with a -10% return, Banco Santander (SAN) with a -8% return and MarketAxess Holdings (MKTX) with a -8% return. The underperformance was somewhat mitigated by a positive selection effect in the information technology and consumer discretionary sectors. The top performing technology names were Sourcefire, Inc. (FIRE) which was up over 62%, Seagate Technology PLC (STX) which was up over 52% and Apple, Inc. (AAPL) which was up over 44%. The top performing consumer discretionary names were Monster Beverage Corp. (MNST) which was up almost 55%, PetSmart, Inc. (PETM) which was up almost 36% and Buffalo Wild Wings (BWLD) which was up almost 33%.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            Target Managed VIP   Dow Jones Industrial   Russell 3000(R)
            Portfolio (a)        Avg.(SM)(b)            Index(c)
Dec. 01     10000                10000                  10000
Dec. 02      7900                 8499                   7847
Dec. 03     10659                10903                  10284
Dec. 04     11966                11481                  11513
Dec. 05     12833                11678                  12222
Dec. 06     14310                13902                  14154
Dec. 07     15665                15137                  14897
Dec. 08      8645                10304                   9340
Dec. 09      9768                12641                  11989
Dec. 10     11636                14419                  14018
Dec. 11     11441                15628                  14162
June 12     12418                16695                  15481


--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2012

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                    DATE     TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

Target Managed VIP Portfolio (a)  10/6/99       8.54%        -1.45%         -4.12%            3.19%            0.13%
Dow Jones Industrial Avg.(SM) (b)               6.83%         6.63%          2.00%            6.00%            3.95%
Russell 3000(R) Index (c)                       9.31%         3.82%          0.41%            5.83%            2.84%
--------------------------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Intel Corp.                             7.9%
Apple, Inc.                             5.6
Chevron Corp.                           5.5
Microsoft Corp.                         4.6
Walt Disney (The) Co.                   4.0
Home Depot (The), Inc.                  3.9
Pfizer, Inc.                            3.3
Exxon Mobil Corp.                       3.1
BCE, Inc.                               2.4
International Business Machines Corp.   1.9
----------------------------------------------
                               Total   42.2%
                                      ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 27.6%
Consumer Discretionary                 18.7
Energy                                 11.0
Health Care                            10.8
Telecommunication Services              8.5
Financials                              7.5
Utilities                               6.1
Industrials                             4.1
Consumer Staples                        4.1
Materials                               1.6
----------------------------------------------
                               Total  100.0%
                                      ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2012, The Dow(R) DART 10 Portfolio posted a total return of 8.08% versus 6.83% for the Dow Jones Industrial Average(SM) over the same period. The Net Asset Value ("NAV") increased from $10.89 to $11.77 during the period.

Of the Portfolio's 10 stocks, 9 advanced and 1 declined over the period. The top three performing stocks, by contribution to return, were Home Depot, Inc. (HD), Walt Disney Co. (DIS) and Wal-Mart Stores, Inc. (WMT). The worst performing stocks, by contribution to return, were Hewlett-Packard Co. (HPQ), Exxon Mobil Corp. (XOM) and JPMorgan Chase & Co. (JPM).

Home Depot, Inc. (HD) was up 27%, Walt Disney Co. (DIS) was up 27% and Wal-Mart Stores, Inc. (WMT) was up 18% during the first half of this year. These three stocks were the primary reason this Portfolio outperformed the Dow Jones Industrial Avg.(SM) benchmark. Hewlett-Packard (HPQ) was the largest detractor from performance. HPQ was down 21% as the company struggled to grow revenues as they restructure the company.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            The Dow(R) DART 10 Portfolio        Dow Jones Industrial Avg.(SM)(a)
Dec. 01     10000                               10000
Dec. 02      8173                                8499
Dec. 03      9801                               10903
Dec. 04     10176                               11481
Dec. 05      9848                               11678
Dec. 06     12365                               13902
Dec. 07     12447                               15137
Dec. 08      8899                               10304
Dec. 09     10140                               12641
Dec. 10     11838                               14419
Dec. 11     12752                               15628
June 12     13782                               16695


--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2012

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                   DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

The Dow(R) DART 10 Portfolio      10/6/99       8.08%         13.17%         1.03%            3.96%            1.29%
Dow Jones Industrial Avg.(SM) (a)               6.83%          6.63%         2.00%            6.00%            3.95%
--------------------------------------------------------------------------------------------------------------------------


(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Walt Disney (The) Co.                  11.9%
Home Depot (The), Inc.                 11.6
Wal-Mart Stores, Inc.                  10.7
Intel Corp.                            10.0
Travelers (The) Cos., Inc.              9.9
JPMorgan Chase & Co.                    9.9
Pfizer, Inc.                            9.8
International Business Machines Corp.   9.7
Exxon Mobil Corp.                       9.3
Hewlett-Packard Co.                     7.2
----------------------------------------------
                               Total  100.0%
                                      ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 27.0%
Consumer Discretionary                 23.5
Financials                             19.7
Consumer Staples                       10.7
Health Care                             9.8
Energy                                  9.3
----------------------------------------------
                               Total  100.0%
                                      ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2012, The Dow(R) Target Dividend Portfolio posted a total return of 3.85% versus 6.54% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The Net Asset Value ("NAV") increased from $9.88 to $10.26 during the period.

Of the Portfolio's 20 stocks, 13 advanced and 7 declined over the period. The top three performing stocks, by contribution to return, were Sempra Energy
(SRE), BB&T Corp. (BBT) and Astoria Financial Corp. (AF). The worst performing stocks, by contribution to return, were R.R. Donnelley & Sons Co. (RRD), First Niagara Financial Group, Inc. (FNFG) and People's United Financial, Inc. (PBCT).

This Portfolio underperformed the benchmark primarily because of the materials sector. While materials were the best performing sector in the benchmark and the Portfolio was overweight, poor stock selection led to a negative contribution from the sector. The three stocks that were selected in the sector all underperformed the benchmark sector which had nearly an 18% return. The three stocks were Commercial Metals (CMC) which had a -8% return, Olin Corp. (OLN) which had a 6% return and MeadWestvaco (MWV) which was up 9%. The utility sector did help to mitigate some of the underperformance with a positive selection effect, however it was not enough to lift the portfolio total return above the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          May 2, 2005 - June 30, 2012

            The Dow Target          Dow Jones U.S. Select      S&P 500(R)
            Dividend Portfolio      Dividend Index(SM)(a)      Index (b)
May 05      10000                   10000                      10000
Dec. 05      9870                   10529                      10879
Dec. 06     11660                   12587                      12598
Dec. 07     11790                   11938                      13290
Dec. 08      7010                    8240                       8373
Dec. 09      8000                    9157                      10589
Dec. 10      9321                   10835                      12184
Dec. 11      9881                   12180                      12441
June 12     10262                   12977                      13622



--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2012

                                                                               1 YEAR         5 YEAR       SINCE INCEPTION
                                                  INCEPTION   SIX MONTHS       ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL
                                                    DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN

The Dow(R) Target Dividend Portfolio                5/2/05       3.85%          3.64%         -3.29%            0.36%
Dow Jones U.S. Select Dividend Index(SM) (a)                     6.54%         10.50%         -0.21%            3.70%
S&P 500(R) Index (b)                                             9.49%          5.45%          0.22%            4.42%
--------------------------------------------------------------------------------------------------------------------------


(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. (The index reflects no deduction for fees, expenses or taxes).

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Sempra Energy                           6.1%
BB&T Corp.                              6.0
Astoria Financial Corp.                 5.6
Northrop Grumman Corp.                  5.3
FirstMerit Corp.                        5.3
DTE Energy Co.                          5.3
Pfizer, Inc.                            5.2
Olin Corp.                              5.2
Integrys Energy Group, Inc.             5.1
Avista Corp.                            5.0
----------------------------------------------
                               Total   54.1%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Utilities                              30.8%
Financials                             30.2
Industrials                            14.6
Materials                              14.4
Health Care                             5.2
Energy                                  4.8
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2012, the Global Dividend Target 15 Portfolio posted a total return of 12.23% versus 5.91% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The Net Asset Value ("NAV") increased from $19.63 to $22.03 during the period.

Of the Portfolio's 15 stocks, 13 advanced and 2 declined over the period. The top three performing stocks, by contribution to return, were Logica PLC (LOG
LN), New World Development, Co. LTD (17 HK) and AT&T, Inc. (T). The worst performing stocks, by contribution to return, were Man Group PLC (EMG LN), Industrial & Commercial Bank of China Ltd. (1398 HK), and Kraft Foods, Inc.
(KFT).

This Portfolio outperformed the benchmark because Logica (LOG LN) was up over 55%, New World Development (17 HK) was up over 37%, AT&T, Inc. (T) was up over 21% and Ladbrokes PLC (LAD LN) was up over 20%. However, some of the outperformance was mitigated by two international financial companies; Man Group PLC (EMG LN) had a -36% return and Industrial & Commercial Bank (1398 HK) had a -2% return. The five Hong Kong companies led the way with an average 13% return, while the five U.K. companies had an average return of 11%.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

           Global Dividend Target 15    MSCI Developed Markets
           Portfolio (a)                World Index (b)
Dec. 01    10000                        10000
Dec. 02     8530                         8011
Dec. 03    11439                        10664
Dec. 04    14348                        12233
Dec. 05    15807                        13394
Dec. 06    21884                        16082
Dec. 07    24803                        17535
Dec. 08    14193                        10396
Dec. 09    20022                        13513
Dec. 10    21968                        15103
Dec. 11    20322                        14266
June 12    22808                        15109


------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                        PERIODS ENDED JUNE 30, 2012

                                                                        1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                           INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                             DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

Global Dividend Target 15 Portfolio (a)     10/6/99       12.23%         1.24%         -2.02%           8.59%            6.40%
MSCI Developed Markets World Index (b)                     5.91%        -4.98%         -2.95%           5.17%            1.74%
------------------------------------------------------------------------------------------------------------------------------------


(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.-

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Logica PLC                             10.5%
New World Development Co., Ltd.         8.6
Ladbrokes PLC                           7.4
COSCO Pacific Ltd.                      7.1
AT&T, Inc.                              7.0
General Electric Co.                    6.9
Intel Corp.                             6.4
Pfizer, Inc.                            6.3
Bank of China Ltd.                      6.2
RSA Insurance Group PLC                 6.2
----------------------------------------------
                               Total   72.6%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             30.2%
Information Technology                 16.9
Industrials                            13.9
Telecommunication Services             13.1
Consumer Discretionary                  7.4
Health Care                             6.3
Energy                                  6.1
Consumer Staples                        6.1
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2012, the S&P(R) Target 24 Portfolio posted a total return of 8.28% versus 9.49% for the S&P 500(R) Index over the same period. The Net Asset Value ("NAV") increased from $10.27 to $11.12 during the period.

Of the Portfolio's 24 stocks, 19 advanced and 5 declined over the period. The top three performing stocks, by contribution to return, were Dollar Tree, Inc.
(DLTR), Amgen, Inc. (AMGN) and Gilead Sciences, Inc. (GILD). The worst performing stocks, by contribution to return, were Apollo Group, Inc., Class A
(APOL), Chevron Corp. (CVX) and Halliburton Co. (HAL).

The Portfolio underperformed the benchmark primarily due to a poor selection effect in the financials, information technology and consumer discretionary sectors. The health care sector had the best overall contribution to the performance with financials having the worst overall contribution to the portfolio.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            S&P(R) Target 24 Portfolio (a)    S&P 500(R) Index (b)
Dec. 01     10000                             10000
Dec. 02      8540                              7790
Dec. 03     10598                             10024
Dec. 04     12045                             11115
Dec. 05     12545                             11661
Dec. 06     12907                             13503
Dec. 07     13449                             14245
Dec. 08      9694                              8974
Dec. 09     11030                             11350
Dec. 10     13158                             13060
Dec. 11     14284                             13335
June 12     15467                             14601


--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2012

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                   DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

S&P(R) Target 24 Portfolio (a)    10/6/99       8.28%          4.12%         3.22%            4.74%            0.84%
S&P 500(R) Index (b)                            9.49%          5.45%         0.22%            5.32%            2.08%
--------------------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30,2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
International Business Machines Corp.  11.4%
Chevron Corp.                          10.0
Amgen, Inc.                             7.9
3M Co.                                  7.6
Coca Cola (The) Co.                     7.1
Intel Corp.                             6.7
Chubb Corp.                             6.6
Philip Morris International, Inc.       6.0
Marsh & McLennan Cos., Inc.             5.6
AutoZone, Inc.                          5.2
----------------------------------------------
                               Total   74.1%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Industrials                            23.7%
Health Care                            16.7
Energy                                 12.9
Financials                             12.1
Consumer Staples                       10.7
Utilities                               9.9
Consumer Discretionary                  8.8
Information Technology                  5.2
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2012, the NASDAQ(R) Target 15 Portfolio posted a total return of 18.64% versus 15.43% for the NASDAQ 100 Index(R) over the same period. The Net Asset Value ("NAV") increased from $9.39 to $11.14 during the period.

Of the Portfolio's 15 stocks, 13 advanced and 2 declined over the period. The top three performing stocks, by contribution to return were Monster Beverage Corp. (MNST), Apple, Inc. (AAPL) and Ross Stores, Inc. (ROST). The worst performing stocks, by contribution to return, were Apollo Group, Inc., Class A
(APOL), Fastenal Co. (FAST) and KLA-Tencor Corp. (KLAC).

The Portfolio outperformed the benchmark due to positive selection effect from the information technology, consumer staple and healthcare sectors. The information technology sector had the largest positive overall effect as the portfolio held Apple, Inc. (AAPL) which was up 44%, Microsoft Corp. (MSFT) which was up almost 16% and Intel Corp. (INTC) which was up over 10%. Further, the portfolio held Monster Beverage Corp. (MST) which was up 55%, Ross Stores, Inc.
(ROST) which was up 32% and Dollar Tree, Inc. (DLTR) which was up 29%. ROST and DLTR are discount retailers that experienced significant earnings and market share gains due to Americans continued use of discount retailers. The Portfolio only held two stocks that had a negative performance; Apollo Group, Inc. Class A
(APOL) was down nearly 32% and Fastenal Co. (FAST) was down just over 7%.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            NASDAQ(R) Target 15 Portfolio     NASDAQ(R) 100 Index (a)
Dec. 01     10000                             10000
Dec. 02      7384                              6248
Dec. 03     10043                              9339
Dec. 04      9773                             10343
Dec. 05     10097                             10539
Dec. 06     10995                             11307
Dec. 07     13384                             13482
Dec. 08      6573                              7878
Dec. 09      7687                             12181
Dec. 10     10022                             14635
Dec. 11     10151                             15174
June 12     12043                             17515



--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2012

                                                              1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                 INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                   DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

NASDAQ(R) Target 15 Portfolio     10/6/99      18.64%          5.79%        -0.11%            3.41%            0.85%
NASDAQ(R) 100 Index (a)                        15.43%         13.73%         7.03%           10.13%            0.69%
--------------------------------------------------------------------------------------------------------------------------


(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Apple, Inc.                             9.2%
Biogen Idec, Inc.                       8.3
Gilead Sciences, Inc.                   8.1
Intuitive Surgical, Inc.                7.6
Microsoft Corp.                         7.5
Ross Stores, Inc.                       7.4
Starbucks Corp.                         7.3
Intel Corp.                             6.9
Bed Bath & Beyond, Inc.                 6.7
Dollar Tree, Inc.                       6.6
----------------------------------------------
                               Total   75.6%
                                       =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 36.1%
Information Technology                 27.8
Health Care                            24.0
Consumer Staples                        6.3
Industrials                             5.8
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2012, the First Trust Target Focus Four Portfolio posted a total return of 4.99% versus 9.49% for the S&P 500(R) Index over the same period. The Net Asset Value ("NAV") increased from $4.41 to $4.63 during the period.

Of the Portfolio's 129 stocks, 66 advanced and 63 declined over the period. The top three performing stocks, by contribution to return, were AOL, Inc. (AOL), Seagate Technology PLC (STX) and Community Health Systems, Inc. (CYH). The worst performing stocks, by contribution to return, were R.R. Donnelley & Sons Co.
(RRD), Humana, Inc. (HUM) and Chevron Corp. (CVX).

The Portfolio underperformed the benchmark primarily because the telecommunication services, financial and industrial sectors all had significant negative selection effects. The bottom three contributing stocks from these sectors were VimpelCom Ltd. (VIP), a Russian cell phone service provider which had a -17% return; R.R. Donnelly & Sons (RRD), an industrial printing company which had a -15% return; and First Niagara Financial Group (FNFG), a New York based bank which had a -10% return. The Portfolio did have a positive selection effect from the energy, information technology and utility sectors but they were not enough to eliminate the underperformance relative to the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            First Trust Target Focus Four Portfolio (a)    S&P 500(R) Index (b)
Dec. 01     10000                                          10000
Dec. 02      6315                                           7790
Dec. 03      8648                                          10024
Dec. 04      9630                                          11115
Dec. 05      9685                                          11661
Dec. 06     10074                                          13503
Dec. 07     10648                                          14245
Dec. 08      5981                                           8974
Dec. 09      7704                                          11350
Dec. 10      9166                                          13060
Dec. 11      8166                                          13335
June 12      8574                                          14601


------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                        PERIODS ENDED JUNE 30, 2012

                                                                        1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                           INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                             DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

First Trust Target Focus Four Portfolio (a) 10/6/99       4.99%         -8.68%         -4.99%           0.29%           -5.87%
S&P 500(R) Index (b)                                      9.49%          5.45%          0.22%           5.32%            2.08%
------------------------------------------------------------------------------------------------------------------------------------


(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Chevron Corp.                           8.5%
BCE, Inc.                               4.3
BT Group PLC, ADR                       3.5
Macy's, Inc.                            2.0
Sempra Energy                           1.8
BB&T Corp.                              1.8
Humana, Inc.                            1.7
CF Industries Holdings, Inc.            1.7
Astoria Financial Corp.                 1.6
Northrop Grumman Corp.                  1.6
----------------------------------------------
                               Total   28.5%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             21.7%
Energy                                 13.3
Telecommunication Services             10.1
Consumer Discretionary                 10.0
Materials                               9.9
Information Technology                  9.7
Industrials                             9.3
Utilities                               9.1
Health Care                             5.3
Consumer Staples                        1.6
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2012, the Value Line(R) Target 25 Portfolio posted a total return of 8.54% versus 9.31% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $2.81 to $3.05 during the period.

Of the Portfolio's 25 stocks, 12 advanced and 13 declined over the period. The top three performing stocks, by contribution to return, were Seagate Technology PLC (STX), CF Industries Holdings, Inc. (CF) and PetSmart, Inc. (PETM). The worst performing stocks, by contribution to return, were Kirby Corp. (KEX), Humana, Inc. (HUM) and Smithfield Foods, Inc. (SFD).

This Portfolio modestly underperformed its benchmark because of negative contributions from the industrial and health care sectors. Kirby, Corp. (KEX), an industrial stock, was the worst contributing with a -27% return, Humana, Inc.
(HUM), a health care stock, was the second worst with a -12% return. Positive selection in the information technology, material and energy sectors boosted relative performance. The top contributions came from Seagate Technology PLC
(STX) which had a 53% return, PetSmart, Inc. (PETM) which was up 36% and CF Industries (CF) which had a 26% return.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.



                     GROWTH OF A $10,000 INITIAL INVESTMENT
                         Dec. 31, 2001 - June 30, 2012

            Value Line(R) Target 25 Portfolio (a)     Russell 3000(R) Index (b)
Dec. 01     10000                                     10000
Dec. 02      5711                                      7847
Dec. 03      8048                                     10284
Dec. 04      9783                                     11513
Dec. 05     11711                                     12222
Dec. 06     12048                                     14154
Dec. 07     14241                                     14897
Dec. 08      6434                                      9340
Dec. 09      6891                                     11989
Dec. 10      8988                                     14018
Dec. 11      6772                                     14162
June 12      7350                                     15481


------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                        PERIODS ENDED JUNE 30, 2012

                                                                        1 YEAR         5 YEAR          10 YEAR      SINCE INCEPTION
                                           INCEPTION    SIX MONTHS      ANNUAL     AVERAGE ANNUAL   AVERAGE ANNUAL  AVERAGE ANNUAL
                                             DATE      TOTAL RETURN  TOTAL RETURN   TOTAL RETURN     TOTAL RETURN    TOTAL RETURN

Value Line(R) Target 25 Portfolio (a)       10/6/99       8.54%        -22.39%        -11.06%           0.61%           -8.90%
Russell 3000 Index (b)                                    9.31%          3.82%          0.41%           5.83%            2.84%
------------------------------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2012 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Seagate Technology PLC                  9.8%
CF Industries Holdings, Inc.            9.4
Mattel, Inc.                            8.1
BT Group PLC, ADR                       7.8
Macy's, Inc.                            7.4
BCE, Inc.                               7.0
Chevron Corp.                           6.8
PetSmart, Inc.                          6.5
Humana, Inc.                            6.1
DISH Network Corp., Class A             5.0
----------------------------------------------
                               Total   73.9%
                                       =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 34.0%
Telecommunication Services             14.8
Information Technology                 13.7
Materials                              10.3
Industrials                             8.2
Healch Care                             7.3
Energy                                  6.8
Consumer Staples                        4.9
----------------------------------------------
                               Total  100.0%
                                      ======

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2012 (UNAUDITED)


As an Interest holder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2012 to June 30, 2012.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                      HYPOTHETICAL
                                              ACTUAL EXPENSES                  (5% RETURN BEFORE EXPENSES)
                                          ----------------------------------  ----------------------------------
                                                                  EXPENSES                             EXPENSES
                                          BEGINNING     ENDING   PAID DURING  BEGINNING     ENDING   PAID DURING
                                           ACCOUNT     ACCOUNT   PERIOD (a)    ACCOUNT     ACCOUNT    PERIOD (a)
                                            VALUE       VALUE     1/1/2012-     VALUE       VALUE     1/1/2012-    EXPENSE
                                           1/1/2012   6/30/2012   6/30/2012    1/1/2012   6/30/2012   6/30/2012   RATIO (b)
                                          ----------  ---------- ----------   ----------  ----------  ----------  ----------

Target Managed VIP Portfolio...........   $ 1,000.00  $ 1,085.40    $7.62     $ 1,000.00  $ 1,017.55    $7.37       1.47%
The Dow(R) DART 10 Portfolio ..........     1,000.00    1,080.80     7.61       1,000.00    1,017.55     7.37       1.47
The Dow(R) Target Dividend Portfolio ..     1,000.00    1,038.50     7.45       1,000.00    1,017.55     7.37       1.47
Global Dividend Target 15 Portfolio ...     1,000.00    1,122.30     7.76       1,000.00    1,017.55     7.37       1.47
S&P(R) Target 24 Portfolio ............     1,000.00    1,082.80     7.61       1,000.00    1,017.55     7.37       1.47
NASDAQ(R) Target 15 Portfolio .........     1,000.00    1,186.40     7.99       1,000.00    1,017.55     7.37       1.47
First Trust Target Focus Four Portfolio     1,000.00    1,049.90     6.98       1,000.00    1,018.05     6.87       1.37
Value Line(R) Target 25 Portfolio .....     1,000.00    1,085.40     7.62       1,000.00    1,017.55     7.37       1.47


(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

(b)   These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 0.6%
      1,383  General Dynamics Corp............................................................  $       91,223
        505  Triumph Group, Inc...............................................................          28,416
                                                                                                --------------
                                                                                                       119,639
                                                                                                --------------

             AIRLINES - 0.1%
        792  Alaska Air Group, Inc. (a) ......................................................          28,433
                                                                                                --------------

             AUTO COMPONENTS - 0.1% ..........................................................
      1,467  Standard Motor Products, Inc.....................................................          20,655
                                                                                                --------------

             BEVERAGES - 1.4%
      2,897  Coca-Cola (The) Co...............................................................         226,517
        642  Monster Beverage Corp. (a) ......................................................          45,710
                                                                                                --------------
                                                                                                       272,227
                                                                                                --------------

             BIOTECHNOLOGY - 3.9%
      3,468  Amgen, Inc.......................................................................         253,303
      1,182  Biogen Idec, Inc. (a) ...........................................................         170,657
      6,565  Gilead Sciences, Inc. (a) .......................................................         336,653
                                                                                                --------------
                                                                                                       760,613
                                                                                                --------------

             CHEMICALS - 0.9%
        926  CF Industries Holdings, Inc......................................................         179,403
                                                                                                --------------

             COMMERCIAL BANKS - 2.6%
     20,105  Banco Santander S.A., ADR .......................................................         131,889
      3,049  Bank of The Ozarks, Inc..........................................................          91,714
      7,681  BNP Paribas S.A., ADR ...........................................................         148,397
      3,246  Texas Capital Bancshares, Inc. (a) ..............................................         131,106
                                                                                                --------------
                                                                                                       503,106
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.1%
        503  Cintas Corp......................................................................          19,421
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.3%
     31,528  Nokia Oyj, ADR ..................................................................          65,263
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 6.4%
      1,855  Apple, Inc. (a) .................................................................       1,083,320
      6,550  Seagate Technology PLC ..........................................................         161,981
                                                                                                --------------
                                                                                                     1,245,301
                                                                                                --------------

             CONSUMER FINANCE - 0.4%
      1,305  World Acceptance Corp. (a) ......................................................          85,869
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.4%
      2,027  Apollo Group, Inc. (a) ..........................................................          73,357
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.4%
      3,152  MarketAxess Holdings, Inc........................................................          83,969
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.4%
      6,369  8X8, Inc. (a) ...................................................................          26,750
     11,005  BCE, Inc.........................................................................         453,406




                       See Notes to Financial Statements                 Page 21

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - (CONTINUED)
     10,905  BT Group PLC, ADR ...............................................................  $      361,828
     13,192  Deutsche Telekom AG, ADR ........................................................         144,215
      9,665  France Telecom S.A., ADR ........................................................         126,708
     12,595  Koninklijke KPN N.V., ADR .......................................................         121,668
      4,037  Swisscom AG, ADR ................................................................         161,722
      9,031  Telefonica S.A., ADR ............................................................         118,306
      7,112  Vivendi S.A., ADR ...............................................................         130,953
                                                                                                --------------
                                                                                                     1,645,556
                                                                                                --------------

             ELECTRIC UTILITIES - 3.3%
      7,031  E.ON AG, ADR ....................................................................         151,096
     31,330  EDF S.A., ADR ...................................................................         136,912
     37,976  Enel SpA, ADR ...................................................................         120,536
      1,343  Southern Co......................................................................          62,181
      7,580  SSE PLC, ADR ....................................................................         166,078
                                                                                                --------------
                                                                                                       636,803
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
      1,484  FARO Technologies, Inc. (a) .....................................................          62,447
      1,759  OSI Systems, Inc. (a) ...........................................................         111,415
      2,657  PC Connection, Inc...............................................................          28,217
      1,746  Zygo Corp. (a) ..................................................................          31,184
                                                                                                --------------
                                                                                                       233,263
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 0.5%
      1,410  Halliburton Co...................................................................          40,030
        165  Helmerich & Payne, Inc...........................................................           7,174
      8,054  Newpark Resources, Inc. (a) .....................................................          47,519
                                                                                                --------------
                                                                                                        94,723
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.2%
        583  Casey's General Stores, Inc......................................................          34,391
                                                                                                --------------

             FOOD PRODUCTS - 0.8%
      4,171  B&G Foods, Inc...................................................................         110,949
      2,283  Smithfield Foods, Inc. (a) ......................................................          49,381
                                                                                                --------------
                                                                                                       160,330
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
        187  Intuitive Surgical, Inc. (a) ....................................................         103,559
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 1.6%
      1,125  Air Methods Corp. (a) ...........................................................         110,531
      2,327  Humana, Inc......................................................................         180,203
      2,608  PharMerica Corp. (a) ............................................................          28,479
                                                                                                --------------
                                                                                                       319,213
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 2.9%
      1,640  Buffalo Wild Wings, Inc. (a) ....................................................         142,089
      1,847  Caribou Coffee Co., Inc. (a) ....................................................          23,845
      2,154  Papa John's International, Inc. (a) .............................................         102,466



Page 22                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             HOTELS, RESTAURANTS & LEISURE - (CONTINUED)
      1,143  Peet's Coffee & Tea, Inc. (a) ...................................................  $       68,626
      1,306  Red Robin Gourmet Burgers, Inc. (a) .............................................          39,846
      3,589  Starbucks Corp...................................................................         191,365
                                                                                                --------------
                                                                                                       568,237
                                                                                                --------------

             INDUSTRIAL CONGLOMERATES - 1.3%
      2,729  3M Co............................................................................         244,518
                                                                                                --------------

             INSURANCE - 4.0%
     11,712  AXA S.A., ADR ...................................................................         156,121
      2,900  Chubb Corp.......................................................................         211,178
      5,576  Marsh & McLennan Cos., Inc.......................................................         179,715
     12,347  Muenchener Rueckversicherungs AG, ADR ...........................................         174,463
      1,046  Torchmark Corp...................................................................          52,875
                                                                                                --------------
                                                                                                       774,352
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 1.0%
      3,645  DealerTrack Holdings, Inc. (a) ..................................................         109,751
      1,546  Keynote Systems, Inc.............................................................          22,958
      5,635  NIC, Inc.........................................................................          71,565
                                                                                                --------------
                                                                                                       204,274
                                                                                                --------------

             IT SERVICES - 3.6%
      3,881  Cardtronics, Inc. (a) ...........................................................         117,245
      3,468  Heartland Payment Systems, Inc...................................................         104,317
      1,875  International Business Machines Corp.............................................         366,713
        193  Mastercard, Inc..................................................................          83,011
        879  NeuStar, Inc. (a) ...............................................................          29,359
                                                                                                --------------
                                                                                                       700,645
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 1.1%
      6,379  Mattel, Inc......................................................................         206,935
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.2%
      4,131  Cambrex Corp. (a) ...............................................................          38,873
                                                                                                --------------

             MACHINERY - 0.7%
      3,905  Colfax Corp. (a) ................................................................         107,661
        826  Sauer-Danfoss, Inc...............................................................          28,852
                                                                                                --------------
                                                                                                       136,513
                                                                                                --------------

             MARINE - 0.2%
        789  Kirby Corp. (a) .................................................................          37,146
                                                                                                --------------

             MEDIA - 4.6%
      2,923  DISH Network Corp., Class A .....................................................          83,452
      4,569  Sinclair Broadcast Group, Inc....................................................          41,395
     15,952  Walt Disney (The) Co.............................................................         773,672
                                                                                                --------------
                                                                                                       898,519
                                                                                                --------------

             MULTI-UTILITIES - 2.7%
        885  Dominion Resources, Inc..........................................................          47,790




                       See Notes to Financial Statements                 Page 23

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             MULTI-UTILITIES - (CONTINUED)
      5,539  GDF Suez S.A., ADR ..............................................................  $      131,773
      3,094  National Grid PLC, ADR ..........................................................         163,951
      4,360  RWE AG, ADR .....................................................................         177,365
        359  Wisconsin Energy Corp............................................................          14,205
                                                                                                --------------
                                                                                                       535,084
                                                                                                --------------

             MULTILINE RETAIL - 2.1%
      3,888  Dollar Tree, Inc. (a) ...........................................................         209,174
      6,049  Macy's, Inc......................................................................         207,783
                                                                                                --------------
                                                                                                       416,957
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 10.4%
      4,849  Alon USA Energy, Inc.............................................................          41,022
      2,916  Approach Resources, Inc. (a) ....................................................          74,475
     10,050  Chevron Corp.....................................................................       1,060,275
      5,101  Delek US Holdings, Inc...........................................................          89,727
      3,655  Eni S.p.A., ADR .................................................................         155,411
      7,055  Exxon Mobil Corp.................................................................         603,696
                                                                                                --------------
                                                                                                     2,024,606
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 0.7%
      3,407  Buckeye Technologies, Inc........................................................          97,066
        451  Schweitzer-Mauduit International, Inc............................................          30,731
                                                                                                --------------
                                                                                                       127,797
                                                                                                --------------

             PERSONAL PRODUCTS - 0.5%
      2,601  Elizabeth Arden, Inc. (a) .......................................................         100,945
                                                                                                --------------

             PHARMACEUTICALS - 4.4%
      3,279  AstraZeneca PLC, ADR ............................................................         146,735
      1,064  Forest Laboratories, Inc. (a) ...................................................          37,229
      1,139  Hi-Tech Pharmacal Co, Inc. (a) ..................................................          36,904
     27,708  Pfizer, Inc......................................................................         637,284
                                                                                                --------------
                                                                                                       858,152
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.7%
      2,914  Advisory Board (The) Co. (a) ....................................................         144,505
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.3%
      2,076  Ceva, Inc. (a) ..................................................................          36,558
     57,141  Intel Corp.......................................................................       1,522,808
        617  KLA-Tencor Corp..................................................................          30,387
      1,999  Nanometrics, Inc. (a) ...........................................................          30,705
                                                                                                --------------
                                                                                                     1,620,458
                                                                                                --------------

             SOFTWARE - 6.4%
      2,466  BroadSoft, Inc. (a) .............................................................          71,415
     28,887  Microsoft Corp...................................................................         883,653
      2,003  OPNET Technologies, Inc..........................................................          53,260
      2,520  Sourcefire, Inc. (a) ............................................................         129,528


Page 24                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

              SOFTWARE - (CONTINUED)
      2,608  Tyler Technologies, Inc. (a) ....................................................  $      105,233
                                                                                                --------------
                                                                                                     1,243,089
                                                                                                --------------

             SPECIALTY RETAIL - 7.0%
      1,037  Advance Auto Parts, Inc..........................................................          70,744
        455  AutoZone, Inc. (a) ..............................................................         167,062
      1,180  Bed Bath & Beyond, Inc. (a) .....................................................          72,924
      1,429  Body Central Corp. (a) ..........................................................          12,861
        482  Genesco, Inc. (a) ...............................................................          28,992
     14,319  Home Depot (The), Inc............................................................         758,764
      1,994  Lithia Motors, Inc...............................................................          45,962
      1,589  PetSmart, Inc....................................................................         108,338
      1,115  Ross Stores, Inc.................................................................          69,654
      2,034  Sonic Automotive, Inc............................................................          27,805
                                                                                                --------------
                                                                                                     1,363,106
                                                                                                --------------
             TEXTILES, APPAREL & LUXURY GOODS - 0.3%
      2,267  True Religion Apparel, Inc.......................................................          65,698
                                                                                                --------------

             TOBACCO - 1.1%
        173  Lorillard, Inc...................................................................          22,828
      2,220  Philip Morris International, Inc.................................................         193,717
                                                                                                --------------
                                                                                                       216,545
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 0.3%
      1,424  Fastenal Co......................................................................          57,401
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6% .......................................................      19,269,449
             (Cost $18,023,873) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.4% .........................................         270,206
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   19,539,655
                                                                                                ==============


---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,514,862 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,269,286.

ADR   American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 19,269,449    $ 19,269,449    $         --     $         --
                                                          ============    ============    ============     ============

* See the Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 25

THE DOW (R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.6%

             COMPUTERS & PERIPHERALS - 7.2%
     23,844  Hewlett-Packard Co...............................................................  $      479,503
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 9.7%
     18,278  JPMorgan Chase & Co..............................................................         653,073
                                                                                                --------------

             FOOD & STAPLES RETAILING - 10.6%
     10,182  Wal-Mart Stores, Inc.............................................................         709,889
                                                                                                --------------

             INSURANCE - 9.7%
     10,236  Travelers (The) Cos., Inc........................................................         653,466
                                                                                                --------------

             IT SERVICES - 9.6%
      3,281  International Business Machines Corp.............................................         641,698
                                                                                                --------------

             MEDIA - 11.7%
     16,200  Walt Disney (The) Co.............................................................         785,700
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 9.1%
      7,163  Exxon Mobil Corp.................................................................         612,938
                                                                                                --------------

             PHARMACEUTICALS - 9.6%
     28,140  Pfizer, Inc......................................................................         647,220
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
     24,882  Intel Corp.......................................................................         663,105
                                                                                                --------------

             SPECIALTY RETAIL - 11.5%
     14,542  Home Depot (The), Inc............................................................         770,581
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6% .......................................................       6,617,173
             (Cost $6,106,020) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.4% .........................................          92,239
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................   $   6,709,412
                                                                                                ==============


---------------------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $718,794 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $207,641.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,617,173    $  6,617,173    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.


Page 26                See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.1%

             AEROSPACE & DEFENSE - 5.2%
     15,099  Northrop Grumman Corp............................................................  $      963,165
                                                                                                --------------

             CHEMICALS - 5.1%
     44,955  Olin Corp........................................................................         939,110
                                                                                                --------------

             COMMERCIAL BANKS - 19.9%
     35,063  BB&T Corp........................................................................       1,081,694
     78,137  F.N.B. Corp......................................................................         849,349
    101,973  First Niagara Financial Group, Inc...............................................         780,093
     58,156  FirstMerit Corp..................................................................         960,737
                                                                                                --------------
                                                                                                     3,671,873
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 9.1%
      9,923  ACCO Brands Corp. (a) ...........................................................         102,604
     61,580  R.R. Donnelley & Sons Co.........................................................         724,797
     32,218  Republic Services, Inc...........................................................         852,488
                                                                                                --------------
                                                                                                     1,679,889
                                                                                                --------------

             ELECTRIC UTILITIES - 9.1%
     21,406  American Electric Power Co., Inc.................................................         854,099
     29,890  PPL Corp.........................................................................         831,241
                                                                                                --------------
                                                                                                     1,685,340
                                                                                                --------------

             METALS & MINING - 4.4%
     64,435  Commercial Metals Co.............................................................         814,459
                                                                                                --------------

             MULTI-UTILITIES - 21.1%
     34,161  Avista Corp......................................................................         912,099
     16,162  DTE Energy Co....................................................................         958,891
     16,352  Integrys Energy Group, Inc.......................................................         929,938
     16,068  Sempra Energy ...................................................................       1,106,764
                                                                                                --------------
                                                                                                     3,907,692
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 4.7%
      8,274  Chevron Corp.....................................................................         872,907
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 4.6%
     29,611  MeadWestvaco Corp................................................................         851,316
                                                                                                --------------

             PHARMACEUTICALS - 5.1%
     40,958  Pfizer, Inc......................................................................         942,034
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 9.8%
    103,037  Astoria Financial Corp...........................................................       1,009,763
     68,877  People's United Financial, Inc...................................................         799,662
                                                                                                --------------
                                                                                                     1,809,425
                                                                                                --------------

             TOTAL INVESTMENTS - 98.1% .......................................................      18,137,210
             (Cost $17,974,793) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.9% .........................................         359,140
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   18,496,350
                                                                                                ==============



See Notes to Financial Statements             Page 27

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $820,014 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $657,597.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 18,137,210    $ 18,137,210    $         --     $         --
                                                          ============    ============    ============     ============

* See the Portfolio of Investments for industry breakout.


Page 28                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)


   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 96.6%

             BERMUDA - 6.8%
  1,366,000  COSCO Pacific Ltd. (a) ..........................................................  $    1,874,285
                                                                                                --------------

             CHINA - 17.3%
  4,289,000  Bank of China Ltd. (a) ..........................................................       1,647,512
  2,650,000  Industrial & Commercial Bank of China Ltd. (a) ..................................       1,485,559
  1,264,000  PetroChina Co., Ltd., Class H (a) ...............................................       1,635,947
                                                                                                --------------
                                                                                                     4,769,018
                                                                                                --------------

             HONG KONG - 8.4%
  1,948,000  New World Development Co., Ltd. (a) .............................................       2,295,435
                                                                                                --------------

             UNITED KINGDOM - 32.5%
    793,625  Ladbrokes PLC (a) ...............................................................       1,955,259
  1,670,107  Logica PLC (a) ..................................................................       2,777,437
    799,201  Man Group PLC (a) ...............................................................         956,297
    969,484  RSA Insurance Group PLC (a) .....................................................       1,645,780
    572,101  Vodafone Group PLC (a) ..........................................................       1,608,032
                                                                                                --------------
                                                                                                     8,942,805
                                                                                                --------------

             UNITED STATES - 31.6%
     52,310  AT&T, Inc........................................................................       1,865,374
     87,338  General Electric Co..............................................................       1,820,124
     64,286  Intel Corp.......................................................................       1,713,222
     41,885  Kraft Foods, Inc., Class A ......................................................       1,617,599
     72,695  Pfizer, Inc......................................................................       1,671,985
                                                                                                --------------
                                                                                                     8,688,304
                                                                                                --------------

             TOTAL INVESTMENTS - 96.6% .......................................................      26,569,847
             (Cost $25,718,133) (b)

             NET OTHER ASSETS AND LIABILITIES - 3.4% .........................................         945,842
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $   27,515,689
                                                                                                ==============


---------------------------------------
(a) This security is fair valued in accordance with the procedures adopted by the Registrant's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,689,496 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,837,782.


                       See Notes to Financial Statements                 Page 29

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks:
Bermuda .............................................     $  1,874,285    $         --    $  1,874,285     $         --
China ...............................................        4,769,018              --       4,769,018               --
Hong Kong ...........................................        2,295,435              --       2,295,435               --
United Kingdom ......................................        8,942,805              --       8,942,805               --
United States   .....................................        8,688,304       8,688,304              --               --
                                                          ------------    ------------    ------------     ------------
Total Common Stocks..................................     $ 26,569,847    $  8,688,304    $ 17,881,543     $         --
                                                          ============    ============    ============     ============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2012, the Portfolio transferred common stocks valued at $8,979,127 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at December 31, 2011 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the New York Stock Exchange close on June 30, 2012 exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Financial Statements.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:


           Commercial Banks ....................................  11.4%
           IT Services .........................................  10.1
           Real Estate Management & Development ................   8.3
           Hotels, Restaurants & Leisure .......................   7.1
           Transportation Infrastructure .......................   6.8
           Diversified Telecommunication Services ..............   6.8
           Industrial Conglomerates ............................   6.6
           Semiconductors & Semiconductor Equipment ............   6.2
           Pharmaceuticals .....................................   6.1
           Insurance ...........................................   6.0
           Oil, Gas & Consumable Fuels .........................   6.0
           Food Products .......................................   5.9
           Wireless Telecommunication Services .................   5.8
           Capital Markets .....................................   3.5
           Net Other Assets and Liabilities ....................   3.4
                                                                 ------
                                                                 100.0%
                                                                 ======




Page 30                See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.3%

             AEROSPACE & DEFENSE - 2.8%
      3,191  General Dynamics Corp............................................................  $      210,478
                                                                                                --------------

             BEVERAGES - 6.9%
      6,684  Coca-Cola (The) Co...............................................................         522,622
                                                                                                --------------

             BIOTECHNOLOGY - 12.4%
      8,000  Amgen, Inc.......................................................................         584,320
      6,820  Gilead Sciences, Inc. (a) .......................................................         349,730
                                                                                                --------------
                                                                                                       934,050
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.6%
      1,160  Cintas Corp......................................................................          44,788
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.6%
      3,394  Apollo Group, Inc., Class A (a) .................................................         122,829
                                                                                                --------------

             ELECTRIC UTILITIES - 1.9%
      3,099  Southern Co......................................................................         143,484
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 1.5%
      3,251  Halliburton Co...................................................................          92,296
        380  Helmerich & Payne, Inc...........................................................          16,522
                                                                                                --------------
                                                                                                       108,818
                                                                                                --------------

             INDUSTRIAL CONGLOMERATES - 7.5%
      6,297  3M Co............................................................................         564,211
                                                                                                --------------

             INSURANCE - 13.6%
      6,690  Chubb Corp.......................................................................         487,166
     12,866  Marsh & McLennan Cos., Inc.......................................................         414,671
      2,413  Torchmark Corp...................................................................         121,977
                                                                                                --------------
                                                                                                     1,023,814
                                                                                                --------------

             IT SERVICES - 13.8%
      4,327  International Business Machines Corp.............................................         846,275
        445  Mastercard, Inc..................................................................         191,399
                                                                                                --------------
                                                                                                     1,037,674
                                                                                                --------------

             MULTI-UTILITIES - 1.9%
      2,041  Dominion Resources, Inc..........................................................         110,214
        830  Wisconsin Energy Corp............................................................          32,843
                                                                                                --------------
                                                                                                       143,057
                                                                                                --------------

             MULTILINE RETAIL - 4.5%
      6,293  Dollar Tree, Inc. (a) ...........................................................         338,563
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 9.9%
      7,052  Chevron Corp.....................................................................         743,986
                                                                                                --------------

             PHARMACEUTICALS - 1.1%
      2,455  Forest Laboratories, Inc. (a) ...................................................          85,901
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
     18,665  Intel Corp.......................................................................         497,422
                                                                                                --------------


See Notes to Financial Statements             Page 31

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             SPECIALTY RETAIL - 5.1%
      1,049  AutoZone, Inc. (a) ..............................................................  $      385,161
                                                                                                --------------

             TOBACCO - 6.6%
        399  Lorillard, Inc...................................................................          52,648
      5,122  Philip Morris International, Inc.................................................         446,946
                                                                                                --------------
                                                                                                       499,594
                                                                                                --------------

             TOTAL INVESTMENTS - 98.3% .......................................................       7,406,452
             (Cost $6,963,598) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.7% .........................................         128,579
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    7,535,031
                                                                                                --------------


---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $561,695 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $118,841.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  7,406,452    $  7,406,452    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.



Page 32                See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.6%

             BEVERAGES - 6.2%
      4,589  Monster Beverage Corp. (a) ......................................................  $      326,737
                                                                                                --------------

             BIOTECHNOLOGY - 16.2%
      2,994  Biogen Idec, Inc. (a) ...........................................................         432,273
      8,167  Gilead Sciences, Inc. (a) .......................................................         418,804
                                                                                                --------------
                                                                                                       851,077
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 9.1%
        818  Apple, Inc. (a) .................................................................         477,712
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 2.4%
      3,446  Apollo Group, Inc., Class A (a) .................................................         124,711
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
        711  Intuitive Surgical, Inc. (a) ....................................................         393,745
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 7.2%
      7,131  Starbucks Corp...................................................................         380,225
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 5.5%
      8,933  Mattel, Inc......................................................................         289,786
                                                                                                --------------

             MULTILINE RETAIL - 6.5%
      6,398  Dollar Tree, Inc. (a) ...........................................................         344,212
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.0%
     13,493  Intel Corp.......................................................................         359,588
      4,446  KLA-Tencor Corp..................................................................         218,966
                                                                                                --------------
                                                                                                       578,554
                                                                                                --------------

             SOFTWARE - 7.4%
     12,730  Microsoft Corp...................................................................         389,411
                                                                                                --------------

             SPECIALTY RETAIL - 13.9%
      5,650  Bed Bath & Beyond, Inc. (a) .....................................................         349,170
      6,148  Ross Stores, Inc.................................................................         384,065
                                                                                                --------------
                                                                                                       733,235
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 5.7%
      7,473  Fastenal Co......................................................................         301,237
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6% .......................................................       5,190,642
             (Cost $4,554,771) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.4% .........................................          72,980
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    5,263,622
                                                                                                ==============


---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $709,717 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $73,846.

                       See Notes to Financial Statements                 Page 33

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  5,190,642    $  5,190,642    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.



Page 34                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.2%

             AEROSPACE & DEFENSE - 2.3%
        953  AAR Corp.........................................................................  $       12,847
        685  Ceradyne, Inc....................................................................          17,570
      1,423  Northrop Grumman Corp............................................................          90,773
        281  Triumph Group, Inc...............................................................          15,812
                                                                                                --------------
                                                                                                       137,002
                                                                                                --------------

             AIRLINES - 0.9%
        442  Alaska Air Group, Inc. (a) ......................................................          15,868
      7,078  JetBlue Airways Corp. (a) .......................................................          37,513
                                                                                                --------------
                                                                                                        53,381
                                                                                                --------------

             AUTO COMPONENTS - 0.5%
        817  Standard Motor Products, Inc.....................................................          11,503
      1,119  Superior Industries International, Inc...........................................          18,318
                                                                                                --------------
                                                                                                        29,821
                                                                                                --------------

             AUTOMOBILES - 0.4%
        746  Honda Motor Co., Ltd., ADR ......................................................          25,856
                                                                                                --------------

             CAPITAL MARKETS - 0.7%
        951  Credit Suisse Group AG, ADR .....................................................          17,432
        585  Deutsche Bank AG ................................................................          21,159
                                                                                                --------------
                                                                                                        38,591
                                                                                                --------------

             CHEMICALS - 4.0%
        515  CF Industries Holdings, Inc......................................................          99,776
        833  Cytec Industries, Inc............................................................          48,847
      4,234  Olin Corp........................................................................          88,448
                                                                                                --------------
                                                                                                       237,071
                                                                                                --------------

             COMMERCIAL BANKS - 12.8%
      3,302  Associated Banc-Corp ............................................................          43,553
      2,987  Banco Santander S.A., ADR .......................................................          19,595
      2,051  Barclays PLC, ADR ...............................................................          21,125
      3,303  BB&T Corp........................................................................         101,897
      2,451  Cathay General Bancorp ..........................................................          40,466
        954  Columbia Banking System, Inc.....................................................          17,954
      7,363  F.N.B. Corp......................................................................          80,036
      3,449  First Commonwealth Financial Corp................................................          23,212
      9,607  First Niagara Financial Group, Inc...............................................          73,494
      5,479  FirstMerit Corp..................................................................          90,513
      1,988  International Bancshares Corp....................................................          38,806
      5,382  Mitsubishi UFJ Financial Group, Inc., ADR .......................................          25,564
      8,526  Mizuho Financial Group, Inc., ADR ...............................................          28,392
      2,167  National Penn Bancshares, Inc....................................................          20,738
      1,134  Pinnacle Financial Partners, Inc. (a) ...........................................          22,124
      1,685  PrivateBancorp, Inc..............................................................          24,871
      4,071  Sumitomo Mitsui Financial Group, Inc., ADR ......................................          27,031
      1,479  Umpqua Holdings Corp.............................................................          19,464


                       See Notes to Financial Statements                 Page 35

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             COMMERCIAL BANKS - (CONTINUED)
      1,813  Webster Financial Corp...........................................................  $       39,270
                                                                                                --------------
                                                                                                       758,105
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 2.7%
        932  ACCO Brands Corp. (a) ...........................................................           9,647
      5,801  R.R. Donnelley & Sons Co.........................................................          68,278
      3,034  Republic Services, Inc...........................................................          80,279
                                                                                                --------------
                                                                                                       158,204
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.3%
        644  Black Box Corp...................................................................          18,483
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 1.5%
      3,648  Seagate Technology PLC ..........................................................          90,215
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.4%
      3,133  ING Groep N.V., ADR (a) .........................................................          20,928
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 8.7%
      6,130  BCE, Inc.........................................................................         252,556
      6,076  BT Group PLC, ADR ...............................................................         201,602
      1,435  France Telecom S.A., ADR ........................................................          18,813
        897  Nippon Telegraph & Telephone Corp., ADR .........................................          20,756
      2,120  Telecom Italia SpA, ADR .........................................................          20,882
                                                                                                --------------
                                                                                                       514,609
                                                                                                --------------

             ELECTRIC UTILITIES - 2.7%
      2,016  American Electric Power Co., Inc.................................................          80,438
      2,817  PPL Corp.........................................................................          78,341
                                                                                                --------------
                                                                                                       158,779
                                                                                                --------------

             ELECTRICAL EQUIPMENT - 0.6%
      1,468  General Cable Corp. (a) .........................................................          38,080
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
        996  Arrow Electronics, Inc. (a) .....................................................          32,679
      1,189  Avnet, Inc. (a) .................................................................          36,692
      1,268  Electro Scientific Industries, Inc...............................................          14,988
        428  Hitachi Ltd., ADR ...............................................................          26,279
      1,480  PC Connection, Inc...............................................................          15,718
        610  SYNNEX Corp. (a) ................................................................          21,039
      4,105  Vishay Intertechnology, Inc. (a) ................................................          38,710
        974  Zygo Corp. (a) ..................................................................          17,396
                                                                                                --------------
                                                                                                       203,501
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 1.2%
      2,367  Helix Energy Solutions Group, Inc. (a) ..........................................          38,843
        798  Unit Corp. (a) ..................................................................          29,438
                                                                                                --------------
                                                                                                        68,281
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.6%
        325  Casey's General Stores, Inc......................................................          19,172


Page 36                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             FOOD & STAPLES RETAILING - (CONTINUED)
        631  Nash Finch Co....................................................................  $       13,554
                                                                                                --------------
                                                                                                        32,726
                                                                                                --------------

             FOOD PRODUCTS - 1.0%
      2,791  Smithfield Foods, Inc. (a) ......................................................          60,369
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
        840  Greatbatch, Inc. (a) ............................................................          19,076
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 3.0%
      2,190  Community Health Systems, Inc. (a) ..............................................          61,386
      1,297  Humana, Inc......................................................................         100,440
      1,587  Kindred Healthcare, Inc. (a) ....................................................          15,600
                                                                                                --------------
                                                                                                       177,426
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 0.6%
      2,500  Boyd Gaming Corp. (a) ...........................................................          18,000
      1,443  Marcus Corp......................................................................          19,856
                                                                                                --------------
                                                                                                        37,856
                                                                                                --------------

             HOUSEHOLD DURABLES - 1.1%
        613  Mohawk Industries, Inc. (a) .....................................................          42,806
      2,679  Panasonic Corp., ADR ............................................................          21,700
                                                                                                --------------
                                                                                                        64,506
                                                                                                --------------

             INSURANCE - 2.4%
      1,839  Presidential Life Corp...........................................................          18,077
      1,649  Protective Life Corp.............................................................          48,497
        712  Reinsurance Group of America, Inc................................................          37,886
      1,018  StanCorp Financial Group, Inc....................................................          37,829
                                                                                                --------------
                                                                                                       142,289
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 1.2%
      2,466  AOL, Inc. (a) ...................................................................          69,245
                                                                                                --------------

             IT SERVICES - 1.9%
      2,909  Convergys Corp...................................................................          42,966
      2,931  CoreLogic, Inc. (a) .............................................................          53,667
        489  NeuStar, Inc. (a) ...............................................................          16,332
                                                                                                --------------
                                                                                                       112,965
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 1.5%
      2,650  Mattel, Inc......................................................................          85,966
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.4%
      2,302  Cambrex Corp. (a) ...............................................................          21,662
                                                                                                --------------

             MACHINERY - 1.7%
      1,746  Oshkosh Corp. (a) ...............................................................          36,579
        460  Sauer-Danfoss, Inc...............................................................          16,068
      2,844  Terex Corp. (a) .................................................................          50,708
                                                                                                --------------
                                                                                                       103,355
                                                                                                --------------


                       See Notes to Financial Statements                 Page 37

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             MARINE - 0.3%
        440  Kirby Corp. (a) .................................................................  $       20,715
                                                                                                --------------

             MEDIA - 1.1%
      1,630  DISH Network Corp., Class A .....................................................          46,536
      2,221  Live Nation Entertainment, Inc. (a) .............................................          20,389
                                                                                                --------------
                                                                                                        66,925
                                                                                                --------------

             METALS & MINING - 3.5%
      1,235  ArcelorMittal ...................................................................          18,858
      2,224  Century Aluminum Co. (a) ........................................................          16,302
      6,071  Commercial Metals Co.............................................................          76,737
        790  Olympic Steel, Inc...............................................................          12,972
        273  POSCO, ADR ......................................................................          21,960
        769  Reliance Steel & Aluminum Co.....................................................          38,835
      1,050  Vale S.A., ADR ..................................................................          20,843
                                                                                                --------------
                                                                                                       206,507
                                                                                                --------------

             MULTI-UTILITIES - 6.2%
      3,218  Avista Corp......................................................................          85,921
      1,522  DTE Energy Co....................................................................          90,300
      1,540  Integrys Energy Group, Inc.......................................................          87,580
      1,514  Sempra Energy ...................................................................         104,284
                                                                                                --------------
                                                                                                       368,085
                                                                                                --------------

             MULTILINE RETAIL - 2.0%
      3,369  Macy's, Inc......................................................................         115,725
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 11.9%
      4,675  Chevron Corp.....................................................................         493,212
        211  China Petroleum & Chemical Corp., ADR ...........................................          18,819
      1,219  Encana Corp......................................................................          25,392
        542  Eni S.p.A., ADR .................................................................          23,046
      1,606  HollyFrontier Corp...............................................................          56,901
        908  Petroleo Brasileiro S.A., ADR ...................................................          17,043
      5,444  Quicksilver Resources, Inc. (a) .................................................          29,506
      1,808  Talisman Energy, Inc.............................................................          20,720
        440  Total S.A., ADR .................................................................          19,778
                                                                                                --------------
                                                                                                       704,417
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 2.2%
        462  Domtar Corp......................................................................          35,440
      2,790  MeadWestvaco Corp................................................................          80,213
        252  Schweitzer-Mauduit International, Inc............................................          17,171
                                                                                                --------------
                                                                                                       132,824
                                                                                                --------------

             PHARMACEUTICALS - 1.5%
      3,859  Pfizer, Inc......................................................................          88,757
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.3%
      1,350  Kelly Services, Inc..............................................................          17,429
                                                                                                --------------


Page 38                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - (CONTINUED)

             REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
      4,250  Cedar Realty Trust, Inc..........................................................  $       21,462
      4,074  Kite Realty Group Trust .........................................................          20,329
      1,763  Pennsylvania Real Estate Investment Trust .......................................          26,410
        558  SL Green Realty Corp.............................................................          44,774
                                                                                                --------------
                                                                                                       112,975
                                                                                                --------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
      1,228  Forestar Group, Inc. (a) ........................................................          15,731
                                                                                                --------------

             ROAD & RAIL - 0.2%
        965  Arkansas Best Corp...............................................................          12,159
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
      1,597  Cohu, Inc........................................................................          16,226
      3,070  Fairchild Semiconductor International, Inc. (a) .................................          43,287
      2,293  STR Holdings, Inc. (a) ..........................................................          10,456
                                                                                                --------------
                                                                                                        69,969
                                                                                                --------------

             SPECIALTY RETAIL - 2.7%
        577  Advance Auto Parts, Inc..........................................................          39,363
      2,078  Brown Shoe Co., Inc..............................................................          26,827
        268  Genesco, Inc. (a) ...............................................................          16,120
        885  PetSmart, Inc....................................................................          60,339
      1,132  Sonic Automotive, Inc............................................................          15,475
                                                                                                --------------
                                                                                                       158,124
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 2.9%
      9,709  Astoria Financial Corp...........................................................          95,148
      6,490  People's United Financial, Inc...................................................          75,349
                                                                                                --------------
                                                                                                       170,497
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
      1,236  NTT DoCoMo, Inc., ADR ...........................................................          20,580
      1,563  Telephone & Data Systems, Inc....................................................          33,276
      2,363  VimpelCom Ltd., ADR .............................................................          19,164
                                                                                                --------------
                                                                                                        73,020
                                                                                                --------------

             TOTAL INVESTMENTS - 98.2% .......................................................       5,812,207
             (Cost $5,878,068) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.8% .........................................         104,797
                                                                                                --------------
             NET ASSETS - 100.0% .............................................................  $    5,917,004
                                                                                                ==============

---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $392,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $458,345.

ADR   American Depositary Receipt


                       See Notes to Financial Statements                 Page 39

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  5,812,207    $  5,812,207    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.


COUNTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:


             United States ........................................    80.0%
             Canada ...............................................    5.6
             United Kingdom .......................................    3.8
             Japan ................................................    3.3
             Ireland ..............................................    1.5
             Brazil ...............................................    0.6
             Italy ................................................    0.4
             Germany ..............................................    0.4
             Netherlands ..........................................    0.4
             South Korea ..........................................    0.4
             Bermuda ..............................................    0.3
             China ................................................    0.3
             France ...............................................    0.3
             Luxembourg ...........................................    0.3
             Spain ................................................    0.3
             Switzerland ..........................................    0.3
             Net Other Assets and Liabilities .....................    1.8
                                                                     ------
                                                                     100.0%
                                                                     ======


Page 40                See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 99.5%

             AEROSPACE & DEFENSE - 2.4%
      2,792  Triumph Group, Inc.                                                                $      157,106
                                                                                                --------------

             AIRLINES - 2.2%
      4,025  Alaska Air Group, Inc. (a)                                                                144,498
                                                                                                --------------

             AUTO COMPONENTS - 0.6%
      3,015  Standard Motor Products, Inc.                                                              42,451
                                                                                                --------------

             CHEMICALS - 9.3%
      3,218  CF Industries Holdings, Inc.                                                              623,455
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 9.7%
     26,268  Seagate Technology PLC                                                                    649,608
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 14.7%
     11,270  BCE, Inc.                                                                                 464,324
     15,586  BT Group PLC, ADR                                                                         517,144
                                                                                                --------------
                                                                                                       981,468
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
      5,457  PC Connection, Inc.                                                                        57,953
      3,586  Zygo Corp. (a)                                                                             64,046
                                                                                                --------------
                                                                                                       121,999
                                                                                                --------------

             FOOD & STAPLES RETAILING - 1.9%
      2,182  Casey's General Stores, Inc.                                                              128,716
                                                                                                --------------

             FOOD PRODUCTS - 3.0%
      9,155  Smithfield Foods, Inc. (a)                                                                198,023
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 6.1%
      5,251  Humana, Inc.                                                                              406,637
                                                                                                --------------

             IT SERVICES - 2.1%
      4,111  NeuStar, Inc. (a)                                                                         137,307
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 8.1%
     16,593  Mattel, Inc.                                                                              538,277
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 1.2%
      8,487  Cambrex Corp. (a)                                                                          79,863
                                                                                                --------------

             MACHINERY - 1.4%
      2,736  Sauer-Danfoss, Inc.                                                                        95,568
                                                                                                --------------

             MARINE - 2.2%
      3,163  Kirby Corp. (a)                                                                           148,914
                                                                                                --------------

             MEDIA - 5.0%
     11,724  DISH Network Corp., Class A                                                               334,720
                                                                                                --------------

             MULTILINE RETAIL - 7.3%
     14,263  Macy's, Inc.                                                                              489,934
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 6.8%
      4,312  Chevron Corp.                                                                             454,916
                                                                                                --------------


                       See Notes to Financial Statements                 Page 41

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2012 (UNAUDITED)

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
 COMMON STOCKS - (CONTINUED)

             PAPER & FOREST PRODUCTS - 0.9%
        927  Schweitzer-Mauduit International, Inc.                                             $       63,166
                                                                                                --------------

             SPECIALTY RETAIL - 12.8%
      4,158  Advance Auto Parts, Inc.                                                                  283,659
      1,375  Genesco, Inc. (a)                                                                          82,706
      6,371  PetSmart, Inc.                                                                            434,375
      4,178  Sonic Automotive, Inc.                                                                     57,113
                                                                                                --------------
                                                                                                       857,853
                                                                                                --------------

             TOTAL INVESTMENTS - 99.5%                                                               6,654,479
             (Cost $6,312,701) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.5%                                                    32,470
                                                                                                --------------
             NET ASSETS - 100.0%                                                                $    6,686,949
                                                                                                --------------



---------------------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $602,105 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $260,327.

ADR   American Depositary Receipt


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           6/30/2012         PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,654,479    $  6,654,479    $         --     $         --
                                                          ============    ============    ============     ============

* See the Portfolio of Investments for industry breakout.


Page 42                See Notes to Financial Statements

                      This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2012 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)      TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1)...................................  $ 19,269,449   $ 6,617,173   $ 18,137,210   $ 26,569,847
Cash........................................................       293,242       111,458        347,249        689,993
Prepaid expenses............................................           227           450            174            251
Receivables:
    Dividends...............................................        33,952         3,253         37,107        321,411
    Investment securities sold..............................            --            --             --             --
    Membership Interests sold...............................        19,204         3,076         24,442          6,733
    From Investment Advisor.................................            --            28             --             --
    Interest................................................            12             4             12             19
                                                              ------------   -----------   ------------   ------------
     Total Assets...........................................    19,616,086     6,735,442     18,546,194     27,588,254
                                                              ------------   -----------   ------------   ------------

LIABILITIES:
Payables:
    Custodian fees..........................................        24,237         6,302          6,943         17,762
    Membership Interest servicing fees......................        17,163         5,528         15,466         22,207
    Audit fees..............................................         8,197         8,197          8,197          8,197
    Investment advisory fees................................         5,770            --          5,902         11,617
    Licensing fees..........................................        10,374         1,314          4,947             --
    Printing fees...........................................         2,483         2,581          2,494          2,558
    12b-1 service fees......................................         3,899         1,367          3,680          5,493
    Membership Interests redeemed...........................            --            --             --             --
    Administrative fees.....................................         1,263           443          1,192          1,780
    Legal fees..............................................         1,356            --            626            887
    Trustees' fees and expenses.............................           669            --            285            827
Other liabilities...........................................         1,020           298            112          1,237
                                                              ------------   -----------   ------------   ------------
     Total Liabilities......................................        76,431        26,030         49,844         72,565
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 19,539,655   $ 6,709,412   $ 18,496,350   $ 27,515,689
                                                              ============   ===========   ============   ============
(1) Investments, at cost....................................  $ 18,023,873   $ 6,106,020   $ 17,974,793   $ 25,718,133
                                                              ============   ===========   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $ 18,294,079   $ 6,198,259   $ 18,333,933   $ 26,663,131
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.............................     1,245,576       511,153        162,417        852,558
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 19,539,655   $ 6,709,412   $ 18,496,350   $ 27,515,689
                                                              ============   ===========   ============   ============
NET ASSET VALUE, offering price and redemption price of

   Membership Interests outstanding (Net Assets/Membership
   Interests outstanding)...................................  $      10.17   $     11.77   $      10.26   $      22.03
                                                              ============   ===========   ============   ============
Number of Membership Interests outstanding..................     1,921,146       570,190      1,803,400      1,249,068
                                                              ============   ===========   ============   ============


Page 44                See Notes to Financial Statements

                               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  7,406,452   $  5,190,642   $  5,812,207   $  6,654,479
      46,935         75,711        124,823         61,027
         332          2,915            275            360

      10,299             --         12,349         10,797
      99,852             --             --             --
       3,913         17,908         15,992             --
          --          1,076          2,690            610
           6              8              7              5
------------   ------------   ------------   ------------
   7,567,789      5,288,260      5,968,343      6,727,278
------------   ------------   ------------   ------------



      10,417          7,601         26,635          7,223
       6,779          4,367          5,196          5,710
       8,197          8,197          8,197          8,197
         105             --             --             --
       2,484             --          5,496          7,704
       2,509          2,610          2,504          2,538
       1,546          1,036          1,169          1,345
          --             --             --          6,487
         501            336            379            436
         218            331            684            651
          --             --             --             --
           2            160          1,079             38
------------   ------------   ------------   ------------
      32,758         24,638         51,339         40,329
------------   ------------   ------------   ------------
$  7,535,031   $  5,263,622   $  5,917,004   $  6,686,949
============   ============   ============   ============
$  6,963,598   $ 4,554,771    $  5,878,068   $  6,312,701
============   ============   ============   ============

$  7,092,177   $  4,627,751   $  5,982,865   $  6,345,171

     442,854        635,871        (65,861)       341,778
------------   ------------   ------------   ------------
$  7,535,031   $  5,263,622   $  5,917,004   $  6,686,949
============   ============   ============   ============



$      11.12   $      11.14   $       4.63   $       3.05
============   ============   ============   ============
     677,570        472,343      1,277,337      2,190,977
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 45

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends ..................................................  $    312,870   $    84,789   $    426,205   $    786,658
Interest....................................................            71            39            156            148
Foreign withholding tax on dividend income..................       (31,731)           --             --        (22,625)
Other.......................................................            --            --             --            100
                                                              ------------   -----------   ------------   ------------
   Total investment income..................................       281,210        84,828        426,361        764,281
                                                              ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees....................................        61,430        21,732         62,413         84,353
Membership Interest servicing fees..........................        36,330        12,448         36,292         48,170
12b-1 service fees..........................................        25,596         9,055         26,005         35,147
Custodian fees..............................................        16,560         4,077          4,553         12,322
Audit fees..................................................         8,463         8,463          8,463          8,463
Administrative fees.........................................         8,293         2,934          8,426         11,388
Licensing fees..............................................         8,208         1,088          4,947             --
Printing fees...............................................         2,701         2,742          2,714          2,800
Trustees' fees and expenses.................................         3,173         1,775          2,778          3,525
Legal fees..................................................         2,955           690          2,354          3,333
Other.......................................................         4,647         2,342          3,392          8,254
                                                              ------------   -----------   ------------   ------------
   Total expenses...........................................       178,356        67,346        162,337        217,755
   Fees waived and expenses reimbursed by the investment
      advisor ..............................................       (27,853)      (14,103)        (9,426)       (11,089)
                                                              ------------   -----------   ------------   ------------
Net expenses................................................       150,503        53,243        152,911        206,666
                                                              ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)................................       130,707        31,585        273,450        557,615
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................       276,183       467,552      1,136,800     (1,689,181)
   Foreign currency transactions............................            --            --             --         (3,723)
                                                              ------------   -----------   ------------   ------------
Net realized gain (loss)....................................       276,183       467,552      1,136,800     (1,692,904)
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................     1,293,739        44,269       (778,688)     4,012,094
   Foreign currency translation.............................            --            --             --          2,044
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)........     1,293,739        44,269       (778,688)     4,014,138
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     1,569,922       511,821        358,112      2,321,234
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $  1,700,629   $   543,406   $    631,562   $  2,878,849
                                                              ============   ===========   ============   ============


Page 46                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     90,561   $     24,668   $     89,970   $     63,459
          40             31             35             28
          --             --         (2,911)        (1,908)
          --             --              9             --
------------   ------------   ------------   ------------
      90,601         24,699         87,103         61,579
------------   ------------   ------------   ------------

      25,834         14,415         20,753         21,864
      15,305          8,561         11,888         12,591
      10,764          6,006          8,647          9,110
       6,793          4,955         17,616          5,151
       8,463          8,463          8,463          8,463
       3,488          1,946          2,802          2,952
       2,484          2,484          2,757          3,952
       2,679          2,764          2,668          2,698
       1,955          1,774          1,965          1,901
         988            671          1,188          1,180
       2,264          1,951          4,500          3,207
------------   ------------   ------------   ------------
      81,017         53,990         83,247         73,069

     (17,723)       (18,674)       (35,861)       (19,502)
------------   ------------   ------------   ------------
      63,294         35,316         47,386         53,567
------------   ------------   ------------   ------------
      27,307        (10,617)        39,717          8,012
------------   ------------   ------------   ------------


     400,372        (24,897)      (559,114)    (1,693,017)
          --             --             --             --
------------   ------------   ------------   ------------
     400,372        (24,897)      (559,114)    (1,693,017)
------------   ------------   ------------   ------------

     233,893        803,123        885,381      2,330,629
          --             --             --             --
------------   ------------   ------------   ------------
     233,893        803,123        885,381      2,330,629
------------   ------------   ------------   ------------
     634,265        778,226        326,267        637,612
------------   ------------   ------------   ------------

$    661,572   $    767,609   $    365,984   $    645,624
============   ============   ============   ============

                       See Notes to Financial Statements                 Page 47

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    130,707   $    31,585   $    273,450   $    557,615
Net realized gain (loss)....................................       276,183       467,552      1,136,800     (1,692,904)
Net change in unrealized appreciation (depreciation)........     1,293,739        44,269       (778,688)     4,014,138
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     1,700,629       543,406        631,562      2,878,849
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (2,174,295)     (604,344)    (3,876,127)        35,276
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................      (473,666)      (60,938)    (3,244,565)     2,914,125

NET ASSETS:
Beginning of period.........................................    20,013,321     6,770,350     21,740,915     24,601,564
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 19,539,655   $ 6,709,412   $ 18,496,350   $ 27,515,689
                                                              ============   ===========   ============   ============




FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    141,280   $    91,453   $    610,462   $  1,061,320
Net realized gain (loss)....................................     3,394,940       531,384      1,635,495      1,020,452
Net change in unrealized appreciation (depreciation)........    (4,040,729)     (189,934)    (1,255,506)    (4,668,514)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................      (504,509)      432,903        990,451     (2,586,742)
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (7,322,490)     (459,328)    (1,530,236)    (9,300,804)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................    (7,826,999)      (26,425)      (539,785)   (11,887,546)

NET ASSETS:
Beginning of period.........................................    27,840,320     6,796,775     22,280,700     36,489,110
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 20,013,321   $ 6,770,350   $ 21,740,915   $ 24,601,564
                                                              ============   ===========   ============   ============



Page 48                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     27,307   $    (10,617)  $     39,717   $      8,012
     400,372        (24,897)      (559,114)    (1,693,017)
     233,893        803,123        885,381      2,330,629
------------   ------------   ------------   ------------

     661,572        767,609        365,984        645,624

  (2,314,736)        92,542     (1,454,631)    (1,093,569)
------------   ------------   ------------   ------------
  (1,653,164)       860,151     (1,088,647)      (447,945)


   9,188,195      4,403,471      7,005,651      7,134,894
------------   ------------   ------------   ------------
$  7,535,031   $  5,263,622   $  5,917,004   $  6,686,949
============   ============   ============   ============








                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     15,328   $    (60,391)  $     81,684   $   (112,169)
   1,536,111      1,341,288        843,673      2,583,438
  (1,037,348)    (1,162,853)    (2,371,729)    (4,963,046)
------------   ------------   ------------   ------------

     514,091        118,044     (1,446,372)    (2,491,777)

    (821,473)    (3,416,639)    (2,263,449)    (2,975,546)
------------   ------------   ------------   ------------
    (307,382)    (3,298,595)    (3,709,821)    (5,467,323)


   9,495,577      7,702,066     10,715,472     12,602,217
------------   ------------   ------------   ------------
$  9,188,195   $  4,403,471   $ 7,005,651    $  7,134,894
============   ============   ============   ============


                    See Notes to Financial Statements                   Page 49

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $    789,465   $ 1,711,747   $ 12,340,465   $  4,318,866
Redeemed....................................................    (2,963,760)   (2,316,091)   (16,216,592)    (4,283,590)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (2,174,295)  $  (604,344)  $ (3,876,127)  $     35,276
                                                              ------------   -----------   ------------   ------------
MEMBERSHIP INTEREST:
Sold........................................................        79,339       149,238      1,221,476        196,242
Redeemed....................................................      (295,173)     (200,881)    (1,618,420)      (200,659)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (215,834)      (51,643)      (396,944)        (4,417)
                                                              ============   ===========   ============   ============




FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  4,870,316   $ 3,185,931   $  9,728,762   $  4,598,742
Redeemed....................................................   (12,192,806)   (3,645,259)   (11,258,998)   (13,899,546)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (7,322,490)  $  (459,328)  $ (1,530,236)  $ (9,300,804)
                                                              ------------   -----------   ------------   ------------
MEMBERSHIP INTEREST:
Sold........................................................       491,466       305,684      1,021,990        220,784
Redeemed....................................................    (1,275,953)     (356,210)    (1,213,083)      (686,959)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (784,487)      (50,526)      (191,093)      (466,175)
                                                              ============   ===========   ============   ============





Page 50                See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  1,329,511   $  2,059,782   $    447,787   $    234,638
  (3,644,247)    (1,967,240)    (1,902,418)    (1,328,207)
------------   ------------   ------------   ------------
$ (2,314,736)  $     92,542   $ (1,454,631)  $ (1,093,569)
============   ============   ============   ============

     122,201        186,224         97,757         77,279
    (338,953)      (182,597)      (410,238)      (426,353)
------------   ------------   ------------   ------------
    (216,752)         3,627       (312,481)      (349,074)
============   ============   ============   ============









                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  9,210,189   $  3,641,426   $  5,467,132   $  1,768,615
 (10,031,662)    (7,058,065)    (7,730,581)    (4,744,161)
------------   ------------   ------------   ------------
$   (821,473)  $ (3,416,639)  $ (2,263,449)  $ (2,975,546)
============   ============   ============   ============

     903,545        358,143      1,120,376        534,953
  (1,013,467)      (720,325)    (1,696,406)    (1,374,189)
------------   ------------   ------------   ------------
    (109,922)      (362,182)      (576,030)      (839,236)
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 51

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period....   $   9.37      $   9.53      $   8.00      $   7.08      $  12.83      $  11.72
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......       0.06          0.05          0.07          0.06          0.08          0.07
Net realized and unrealized gain (loss)        0.74         (0.21)         1.46          0.86         (5.83)         1.04
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.80         (0.16)         1.53          0.92         (5.75)         1.11
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  10.17      $   9.37      $   9.53      $   8.00      $   7.08      $  12.83
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) .......................       8.54% (c)    (1.68)% (c)   19.13% (c)    12.99% (c)   (44.82)% (c)    9.47%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $ 19,540      $ 20,013      $ 27,840      $ 31,149      $ 32,281      $174,134
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       1.74% (d)     1.69%         1.70%         1.66%         1.51%         1.35%
Ratio of expenses to average net assets        1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.35%
Ratio of net investment income (loss)
  to average net assets ................       1.28% (d)     0.55%         0.81%         0.82%         0.75%         0.53%
Portfolio turnover rate ................         69%           89%          101%          111%          155%           88%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.



Page 52                See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $  10.89      $  10.11      $   8.66      $   7.60      $  10.63      $  10.56
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......       0.05          0.17          0.20          0.14          0.13          0.11
Net realized and unrealized gain (loss)        0.83          0.61          1.25          0.92         (3.16)        (0.04)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.88          0.78          1.45          1.06         (3.03)         0.07
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  11.77      $  10.89      $  10.11      $   8.66      $   7.60      $  10.63
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c)....................       8.08%         7.72%        16.74%        13.95%       (28.50)%        0.66%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  6,709      $  6,770      $  6,797      $  5,447      $  7,081      $ 16,172
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       1.86% (d)     1.96%         2.09%         2.13%         1.81%         1.56%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets ................       0.87% (d)     1.61%         2.24%         2.00%         1.42%         1.01%
Portfolio turnover rate ................         68%           95%          104%          108%          105%           98%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.



                       See Notes to Financial Statements                 Page 53

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $   9.88      $   9.32      $   8.00      $   7.01      $  11.79      $  11.66
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......       0.13          0.28          0.24          0.18          0.28          0.25
Net realized and unrealized gain (loss)        0.25          0.28          1.08          0.81         (5.06)        (0.12)
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.38          0.56          1.32          0.99         (4.78)         0.13
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  10.26      $   9.88      $   9.32      $   8.00      $   7.01      $  11.79
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) .......................       3.85% (c)     6.01% (c)    16.50% (c)    14.12% (c)   (40.54)% (c)    1.12%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $ 18,496      $ 21,741      $ 22,281      $ 22,557      $ 20,369      $ 82,900
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       1.56% (d)     1.58%         1.60%         1.67%         1.47%         1.36%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.36%
Ratio of net investment income (loss)
  to average net assets ................       2.63% (d)     2.92%         2.77%         2.83%         2.76%         2.06%
Portfolio turnover rate ................        131%          107%          104%          109%          172%           83%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.



Page 54                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $  19.63      $  21.22      $  19.34      $  13.71      $  23.96      $  21.14
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......       0.43          0.71          0.52          0.11          0.72          0.60
Net realized and unrealized gain (loss)        1.97         (2.30)         1.36          5.52        (10.97)         2.22
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       2.40         (1.59)         1.88          5.63        (10.25)         2.82
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  22.03      $  19.63      $  21.22      $  19.34      $  13.71      $  23.96
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) .......................      12.23% (c)    (7.49)% (c)    9.72% (c)    41.06% (c)   (42.78)% (c)   13.34%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $ 27,516      $ 24,602      $ 36,489      $ 46,885      $ 36,063      $173,741
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       1.55% (d)     1.54%         1.53%         1.53%         1.53%         1.39%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.39%
Ratio of net investment income (loss) to
  average net assets ...................       3.97% (d)     3.39%         2.69%         0.71%         3.47%         2.56%
Portfolio turnover rate ................         47%           47%          123%           84%          105%           60%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 55

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $  10.27      $   9.46      $   7.93      $   6.97      $   9.66      $   9.28
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........       0.03 (a)      0.02 (a)      0.04 (a)      0.07 (a)      0.01          0.04 (a)
Net realized and unrealized gain (loss)        0.82          0.79          1.49          0.89         (2.70)         0.34
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.85          0.81          1.53          0.96         (2.69)         0.38
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  11.12      $  10.27      $   9.46      $   7.93      $   6.97      $   9.66
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) ...................       8.28%         8.56%        19.29%        13.77%       (27.85)%        4.10%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  7,535      $  9,188      $  9,496      $  9,292      $  7,758      $ 15,789
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       1.88% (d)     1.81%         1.95%         2.07%         1.83%         1.55%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets ................       0.63% (d)     0.16%         0.46%         0.97%         0.10%         0.43%
Portfolio turnover rate ................        100%          161%          135%          142%          202%          115%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.



Page 56                See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $   9.39      $   9.27      $   7.11      $   6.08      $  12.38      $  10.17
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......      (0.02)        (0.10)         0.12         (0.04)        (0.07)        (0.04)
Net realized and unrealized gain (loss)        1.77          0.22          2.04          1.07         (6.23)         2.25
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       1.75          0.12          2.16          1.03         (6.30)         2.21
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $  11.14      $   9.39      $   9.27      $   7.11      $   6.08      $  12.38
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) (c) ...................      18.64%         1.29%        30.38%        16.94%       (50.89)%       21.73%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  5,264      $  4,403      $  7,702      $  2,821      $  3,177      $ 11,316
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       2.25% (d)     2.01%         2.49%         2.93%         2.13%         1.76%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets ................      (0.44)% (d)   (1.02)%        1.52%        (0.68)%       (0.79)%       (0.34)%
Portfolio turnover rate ................        108%          127%          100%          194%          181%          161%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.


                       See Notes to Financial Statements                 Page 57

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08    12/31/07 (a)
                                           --------      --------      --------      --------      --------    ------------
Net asset value, beginning of period ...   $   4.41      $   4.95      $   4.16      $   3.23      $   5.75      $   5.44
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b) .......       0.03          0.04          0.04          0.03          0.07          0.09
Net realized and unrealized gain (loss)        0.19         (0.58)         0.75          0.90         (2.59)         0.22
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.22         (0.54)         0.79          0.93         (2.52)         0.31
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $   4.63      $   4.41      $   4.95      $   4.16      $   3.23      $   5.75
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (c) (d) ...................       4.99%       (10.91)%       18.99%        28.79%       (43.83)%        5.70%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  5,917      $  7,006      $ 10,715      $ 11,204      $  4,708      $ 12,708
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       2.41% (e)     2.08%         2.01%         2.29%         2.97%         1.92%
Ratio of expenses to average net
  assets ...............................       1.37% (e)     1.37%         1.37%         1.37%         1.37%         1.37%
Ratio of net investment income (loss)
  to average net assets ................       1.15% (e)     0.79%         0.95%         0.92%         1.40%         1.54%
Portfolio turnover rate ................         76%          124%          110%           81%          248%          130%

-----------------------------

(a) Effective November 19, 2007, the Portfolio changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)   Annualized.



Page 58                See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/12        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/11      12/31/10      12/31/09      12/31/08      12/31/07
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $   2.81      $   3.73      $   2.86      $   2.67      $   5.91      $   5.00
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) .......       0.00 (e)     (0.04)        (0.03)        (0.02)        (0.01)        (0.02)
Net realized and unrealized gain (loss)        0.24         (0.88)         0.90          0.21         (3.23)         0.93
                                           --------      --------      --------      --------      --------      --------
Total from investment operations .......       0.24         (0.92)         0.87          0.19         (3.24)         0.91
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period .........   $   3.05      $   2.81      $   3.73      $   2.86      $   2.67      $   5.91
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b) .......................       8.54% (c)   (24.66)% (c)   30.42% (c)     7.12% (c)   (54.82)% (c)   18.20%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  6,687      $  7,135      $ 12,602      $ 11,211      $ 15,186      $ 43,998
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed ...........................       2.01% (d)     1.81%         1.83%         1.80%         1.51%         1.41%
Ratio of expenses to average net
  assets ...............................       1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.41%
Ratio of net investment income (loss)
  to average net assets ................       0.22% (d)    (1.10)%       (0.82)%       (0.63)%       (0.22)%       (0.37)%
Portfolio turnover rate ................        102%          129%          103%          119%          142%          110%

-------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e)   Amount represents less than $0.01 per share.

                       See Notes to Financial Statements                 Page 59

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o  Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o  Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                   o  Quoted prices for similar investments in active markets.

                   o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                   o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                   o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o  Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of June 30, 2012, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized appreciation of $844 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no distributions have been paid by any of the Portfolios and no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Portfolios are sub-licensees to these license agreements and are required to pay licensing fees, which are shown on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Portfolios, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2013, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. Expenses reimbursed and fees waived by First Trust under the Expense Reimbursement, Fee Waiver and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Portfolio if it results in the Portfolio exceeding an expense ratio equal to the expense cap in place at the time the expenses or fees were reimbursed or

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the six months ended June 30, 2012 and the expenses borne by First Trust subject to recovery from each Portfolio at June 30, 2012 were as follows:

                                                                EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                                         ---------------------------------------------------------------
                                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   SIX MONTHS
                                   FEES      EXPENSES     DECEMBER     DECEMBER     DECEMBER       ENDED
                                  WAIVED    REIMBURSED    31, 2009     31, 2010     31, 2011   JUNE 30, 2012    TOTAL
                                ----------  ----------   ----------   ----------   ----------  -------------  ----------
Target Managed VIP
  Portfolio..................   $   27,853  $       --   $   16,011   $   62,766   $   56,401    $   27,853   $  163,031
The Dow(R) Dart 10
  Portfolio..................       14,103          --       16,230       33,855       27,884        14,103       92,072
The Dow(R) Target Dividend
  Portfolio..................        9,426          --       14,019       28,538       22,017         9,426       74,000
Global Dividend Target 15
  Portfolio..................       11,089          --          429       24,765       22,253        11,089       58,536
S&P(R) Target 24
  Portfolio..................       17,723          --       20,697       38,449       32,445        17,723      109,314
NASDAQ(R) Target 15
  Portfolio..................       14,415       4,259       19,161       40,900       32,132        18,674      110,867
First Trust Target Focus Four
  Portfolio..................       20,753      15,108       25,171       67,821       73,400        35,861      202,253
Value Line(R) Target 25
  Portfolio .................       19,502          --       17,662       40,655       34,798        19,502      112,617

BNY Mellon Investment Servicing (US) Inc. serves as the Registrant's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Registrant's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Registrant. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Registrant and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Registrant.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trust of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for acting in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2012, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2012, were as follows:


                                                         PURCHASES                   SALES
                                                       -------------             -------------
Target Managed VIP Portfolio ................           $13,983,886               $15,949,841
The Dow(R) DART 10 Portfolio ................             4,832,658                 5,396,105
The Dow(R) Target Dividend Portfolio ........            26,092,620                29,047,567
Global Dividend Target 15 Portfolio .........            12,882,446                13,000,221
S&P(R) Target 24 Portfolio ..................             8,494,264                10,812,924
NASDAQ(R) Target 15 Portfolio ...............             5,141,511                 5,153,988
First Trust Target Focus Four Portfolio .....             5,168,318                 6,684,315
Value Line(R) Target 25 Portfolio ...........             7,323,954                 8,401,192

                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crises that initially resulted from the downturn in the subprime mortgage market in the U.S. The impact of the financial crises on securities markets has proven to be significant and may be long lasting and may have a substantial impact on the value of the Portfolios. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

FINANCIALS SECTOR RISK: The Portfolios may invest in securities of companies in the financial sector. The downturn in the U.S. and world economies has adversely affected banks, thrifts, credit and capital markets, companies involved in the insurance industry and other companies in the financial sectors.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

       BOARD CONSIDERATIONS REGARDING CONTINUATION OF ADVISORY AGREEMENT

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Company"), including the Independent Trustees, approved the continuation of the Investment Advisory and Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following eight portfolios of the Company (each a "Fund" and collectively, the "Funds"):

         Target Managed VIP Portfolio
         The Dow(R) DART 10 Portfolio
         The Dow(R) Target Dividend Portfolio
         Global Dividend Target 15 Portfolio
         S&P(R) Target 24 Portfolio
         NASDAQ(R) Target 15 Portfolio
         Value Line(R) Target 25 Portfolio
         First Trust Target Focus Four Portfolio

The Board approved the continuation of the Agreement for a one-year period ending March 31, 2013, for each Fund at a meeting held on March 11-12, 2012. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of Funds compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Expense Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives; expenses of each Fund as compared to expense ratios of the funds in the Fund's Lipper Expense Group; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor; and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Company and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of its interest holders. The Board considered that interest holders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee. The Board also considered that the Agreement was approved by interest holders of each Fund at a meeting held in December 2010.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Company and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Company and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees paid by each Fund under the Agreement, noting that the annual fees for each Fund are 0.60% of average daily net assets. The Board considered that the Advisor agreed to waive fees and reimburse expenses of each Fund through December 31, 2013 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust Target Focus Four Portfolio). The Board noted that the Advisor may seek restitution from each Fund for fees waived and reimbursed through December 31, 2013; however, such restitution is limited to the extent that it would not cause a Fund to exceed the expense limitation in place at the time the fees were waived or expenses reimbursed by the Advisor. The Board also considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Funds', other than to registered investment companies. The Board noted that the Advisor provides retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Funds' and noted the Advisor's standard fee for such services, as well as the fees charged by First Trust for providing sub-advisory services to registered investment companies, while also considering the differences in services provided to the Funds. In addition, the Board received data prepared by Lipper showing the management fees and expense ratios of each Fund as compared to the Fund's Lipper Expense Group. The Board discussed with representatives of the Advisor the limitations of the Lipper Expense Groups, including that (i) pure index funds were included in many of the Lipper Expense Groups; (ii) many peer funds had a different Lipper Investment Classification/Objective relative to the corresponding Fund; and (iii) many of the peer funds are substantially larger than the Funds. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreement.

The Board also considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing each Fund's performance to a broader peer universe and to a benchmark index. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. Because each Fund is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Fund to a broad peer universe. The Board also noted the differences between each Fund and its benchmark index. The Board noted that changes in the Funds' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance over longer-term periods. Based on the information provided and the Board's ongoing review of each Fund's performance, the Board concluded that each Fund's performance was consistent with its investment strategies.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits (if any) realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board, noting that the Advisor estimated that it incurred a loss in providing services to each Fund in 2011. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Company and the Funds and noted that the typical fall-out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be limited.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Company and each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2012 (UNAUDITED)


                             LICENSING INFORMATION

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones U.S. Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500"
"S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  First Defined Portfolio Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20, 2012
     ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 20, 2012
     ------------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  August 20, 2012
     ------------------------

* Print the name and title of each signing officer under his or her signature.